Pro Forma Financial Information - Pro Forma Statement of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
OPERATING EXPENSES:
Depreciation	$ 11	$ 19	$ 54	$ 148
Exploration	155	17	71	239
General and administrative	2,028	1,765	5,214	7,946
Loss on sale of assets			0	316
Total operating expenses	2,194	1,801	5,339	8,649
Loss from operations	(2,194)	(1,801)	(5,339)	(8,649)
OTHER (EXPENSE) INCOME:
Net interest expense			(4)	0
Loss on investment in securities	0	(261)	(587)	(15,087)
Gain on sale of bonus rights			2,514	0
Fair value revision of contingent consideration payable			0	1,888
Other income	(1)	22	88	252
Total other income (expense)	(1)	(239)	2,011	(12,947)
Loss from continuing operations, before tax	(2,195)	(2,040)	(3,328)	(21,596)
Income tax expense	0	0	0	0
Loss from continuing operations, net of tax	(2,195)	(2,040)	(3,328)	(21,596)
Preferred stock dividends	(162)	(452)	(1,858)	(1,740)
Adjustment of preferred stock to redemption value	$ 162	$ 0	4,207	0
Net loss attributable to common stockholders from continuing operations			$ (979)	$ (23,336)
Net loss from continuing operations, including preferred stock dividends and adjustment to redemption value of preferred stock (usd per share)	$ (0.38)	$ (0.44)	$ (0.17)	$ (4.09)
Weighted average number of basic and diluted shares outstanding (shares)			5,746,307	5,710,288
Exchange Transaction Pro Forma Adjustments
OPERATING EXPENSES:
Depreciation			$ 0	$ 0
Exploration			0	0
General and administrative			(174)	(174)
Loss on sale of assets				0
Total operating expenses			(174)	(174)
Loss from operations			174	174
OTHER (EXPENSE) INCOME:
Net interest expense			0
Loss on investment in securities			0	0
Gain on sale of bonus rights			0
Fair value revision of contingent consideration payable				0
Other income			0	0
Total other income (expense)			0	0
Loss from continuing operations, before tax			174	174
Income tax expense			0	0
Loss from continuing operations, net of tax			174	174
Preferred stock dividends			1,858	1,740
Adjustment of preferred stock to redemption value			(4,207)
Net loss attributable to common stockholders from continuing operations			(2,175)	1,914
Sale of Weald Basin Pro Forma Adjustments
OPERATING EXPENSES:
Depreciation			0	0
Exploration			0	0
General and administrative			0	0
Loss on sale of assets				0
Total operating expenses			0	0
Loss from operations			0	0
OTHER (EXPENSE) INCOME:
Net interest expense			0
Loss on investment in securities			0	0
Gain on sale of bonus rights			0
Fair value revision of contingent consideration payable				0
Other income			0	0
Total other income (expense)			0	0
Loss from continuing operations, before tax			0	0
Income tax expense			0	0
Loss from continuing operations, net of tax			0	0
Preferred stock dividends			0	0
Adjustment of preferred stock to redemption value			0
Net loss attributable to common stockholders from continuing operations			0	0
Pro forma
OPERATING EXPENSES:
Depreciation			54	148
Exploration			71	239
General and administrative			5,040	7,772
Loss on sale of assets				316
Total operating expenses			5,165	8,475
Loss from operations			(5,165)	(8,475)
OTHER (EXPENSE) INCOME:
Net interest expense			(4)
Loss on investment in securities			(587)	(15,087)
Gain on sale of bonus rights			2,514
Fair value revision of contingent consideration payable				1,888
Other income			88	252
Total other income (expense)			2,011	(12,947)
Loss from continuing operations, before tax			(3,154)	(21,422)
Income tax expense			0	0
Loss from continuing operations, net of tax			(3,154)	(21,422)
Preferred stock dividends			0	0
Adjustment of preferred stock to redemption value			0
Net loss attributable to common stockholders from continuing operations			$ (3,154)	$ (21,422)
Net loss from continuing operations, including preferred stock dividends and adjustment to redemption value of preferred stock (usd per share)			$ (0.55)	$ (3.75)
Weighted average number of basic and diluted shares outstanding (shares)			5,746,307	5,710,288